787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 25, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Government Money Market Portfolio, a series of BlackRock Series Fund, Inc.

(File No. 002-69062 and File No. 811-03091)

Ladies and Gentlemen:

On behalf of BlackRock Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 7, 2017, to the Prospectus, dated May 1, 2017, for BlackRock Government Money Market Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated July 7, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC